Offerings	Aug. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.6065
Maximum Aggregate Offering Price	$ 1,819,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 278.57
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on $0.6065 per share, the average of the high and low prices of the common stock, as reported on the Nasdaq Capital Market on August 22, 2025, a date within five business days prior to the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Warrants
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.6065
Maximum Aggregate Offering Price	$ 1,819,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 278.57
Offering Note	Represents shares issuable upon exercise of the warrants. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Calculated pursuant to Rule 457(g) under the Securities Act, based on $0.6065 per share, the average of the high and low prices of the common stock, as reported on the Nasdaq Capital Market on August 22, 2025, a date within five business days prior to the filing of this Registration Statement.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants to purchase shares of Common Stock
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee required pursuant to Rule 457(g) under the Securities Act.